SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 129,343	$ 464,565
Gross unrealized gains	91	270
Gross unrealized losses	421	2,537
Estimated fair value, total	129,013	462,298
Fair Value Inputs Level 2 [Member] | Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	122,335	452,556
Gross unrealized gains	91	267
Gross unrealized losses	225	2,338
Estimated fair value, total	122,201	450,485
Fair Value Inputs Level 2 [Member] | U.S. agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		4,999
Gross unrealized gains		3
Gross unrealized losses		2
Estimated fair value, total		5,000
Fair Value Inputs Level 2 [Member] | U.S. treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,008	7,010
Gross unrealized gains
Gross unrealized losses	196	197
Estimated fair value, total	$ 6,812	$ 6,813